N-4	Nov. 10, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln National Variable Annuity Account H
Entity Central Index Key	0000847552
Entity Investment Company Type	N-4
Document Period End Date	Nov. 10, 2025
Amendment Flag	false
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]

Benefits Available Under Your Contract – Living Benefit Riders.

Beginning February 17, 2026, the following options of the Lincoln ProtectedPay® Lifetime Income Suite will no longer be available for election by any contractowner (including existing contractowners):

●	Lincoln ProtectedPay Secure Core®

●	Lincoln ProtectedPay Secure Core® and Estate LockSM

●	Lincoln ProtectedPay Secure Plus®

●	Lincoln ProtectedPay Secure Max®

Additionally, beginning February 17, 2026, i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is only available if you are transitioning from a Prior Rider.

Investment Option Restrictions [Line Items]
Investment Options Not Always Available for All Benefits [Text Block]

Beginning February 17, 2026, the following options of the Lincoln ProtectedPay® Lifetime Income Suite will no longer be available for election by any contractowner (including existing contractowners):

●	Lincoln ProtectedPay Secure Core®
●	Lincoln ProtectedPay Secure Core® and Estate LockSM
●	Lincoln ProtectedPay Secure Plus®
●	Lincoln ProtectedPay Secure Max®
Additionally, beginning February 17, 2026, i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is only available if you are transitioning from a Prior Rider